Income Tax (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	For the Six Months Ended June 30,
	2020	2021
	RMB’000	RMB’000

Current income tax expense	6,734	375
Deferred income tax benefit	(6,426)	2,892
Total	308	3,267

Schedule of income tax expense
	For the Six Months Ended June 30,
	2020	2021
	RMB’000	RMB’000

Loss before income taxes	(194,782)	(166,386)
Computed expected tax benefit	(57,997)	(36,744)
Increase/(decrease) in income taxes resulting from:
Non-deductible expenses	2,909	8,215
Additional deduction for research and development expenses	(1,369)	(1,198)
Preferential tax rate	1,617	2,060
Change in valuation allowance	55,148	30,934
Total	308	3,267

Schedule of non-current income tax payable
	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

Beginning balance	26,085	33,718
Addition	7,633	292
Ending balance	33,718	34,010